OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
OPERATING INCOME
Equity method	$ 199,652	$ 136,596	$ 249,231
Dividends	108,079	14,217	84,183
Gains on sale of investments in associates	9,896		77,916
Equity investments	7,253	(27,795)	71,207
Impairment of investments in associates	(1,733)	(4,399)
Others	5,197	4,706	(101,938)
Total dividends received, and share of profits of equity method investees	328,344	123,325	380,599
Dividends received from equity investments at fair value through profit or loss	40,439	650	73,685
Dividends from equity investments at fair value through OCI	12,665	13,567	10,498
Dividends of investments derecognised	251	490	$ 4,100
Grupo Agromercantil Holding (GAH)
OPERATING INCOME
Percentage of voting equity interests acquired				40.00%
Joint ventures
OPERATING INCOME
Equity method	20,619	13,019
Associates
OPERATING INCOME
Equity method	$ 179,033	$ 123,676